Exhibit 99.2 Schedule 5

Rating Agency ATR QM Data Fields

Loans in Report:                                     8

Loan Number	Loan Level ATR/QM Status	Application Date Prior to 1/10/2014	TRID Indicator	Lender Application Date	Broker Application Date	GSE Eligible	QRM Flag	ATR/QM Total Points and Fees	Rate Lock Date	APR	Bwr 1 Employment Indicator	Bwr 2 Employment Indicator	Bwr 1 Foreign National Indicator	Bwr 2 Foreign National Indicator	Residual Income Analysis in File	ATR/QM Residual Income
6354174	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.375	Unemployed	(No Data)	Non-Resident Alien	(No Data)	(No Data)	0
6059995	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.208	Unemployed	Unemployed	Non-Permanent Resident Alien	Non-Permanent Resident Alien	(No Data)	0
6059996	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5	Unemployed	Unemployed	(No Data)	U.S. Citizen	(No Data)	0
6060001	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	8.875	Unemployed	(No Data)	Permanent Resident Alien	(No Data)	(No Data)	0
6060017	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	7437	XXXXXX	8.9331	Employed	(No Data)	Permanent Resident Alien	(No Data)	Yes	3634.12
6060018	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	10.625	Unemployed	Unemployed	(No Data)	Non-Permanent Resident Alien	(No Data)	0
6060028	ATR/QM: Exempt	No	N/A	XXXXXX	XXXXXX	No	No	0	XXXXXX	9.5	Unemployed	(No Data)	U.S. Citizen	(No Data)	(No Data)	0
6060037	Non-QM: Lender documented all ATR UW factors	No	Yes	XXXXXX	XXXXXX	No	No	13720	XXXXXX	9.0292	Employed	Employed	Non-Permanent Resident Alien	Non-Permanent Resident Alien	Yes	6249.84

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